Employee Benefit Plans - amounts recognized in balance sheet (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2014	Nov. 24, 2013
Pension plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ 1,587	$ 1,331
Accrued benefit liability - current portion	(8,926)	(8,622)
Accrued benefit liability - long-term portion	(403,175)	(323,475)
Amount recognized in balance sheet	(410,514)	(330,766)
Accumulated other comprehensive loss:
Net actuarial loss	(394,090)	(343,148)
Net prior service benefit	548	666
Other comprehensive income (loss)	(393,542)	(342,482)
Other postretirement benefit plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Accrued benefit liability - current portion	(11,871)	(13,347)
Accrued benefit liability - long-term portion	(122,213)	(122,248)
Amount recognized in balance sheet	(134,084)	(135,595)
Accumulated other comprehensive loss:
Net actuarial loss	(36,505)	(34,248)
Net prior service benefit	0	0
Other comprehensive income (loss)	$ (36,505)	$ (34,248)